Liquidity and Going Concern	12 Months Ended
Dec. 31, 2025
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

2. LIQUIDITY AND GOING CONCERN

Since inception, the Company’s primary sources of liquidity have been cash flows from advances provided by affiliated entities, share issuances and convertible notes issuances. For the year ended December 31, 2025, the Company reported an operating loss of approximately $16.4 million and negative cash flows from operations of approximately $10.6 million. As of December 31, 2025, the Company had an aggregate cash balance of approximately $0.7 million and a net working capital deficit of approximately $12.3 million.

On August 19, 2024, the Company has entered into a Gold Advance Payment Purchase Agreement (“GAPPA”) with Gerald Metals SARL (“Gerald”) whereby, subject to satisfying several conditions precedent, Gerald will make advance payments of up to an aggregate of $25,000,000 to fund Bogoso Prestea restart costs. In September 2024, BGBPL signed a Mining Equipment Supply Framework Agreement with Attachy Construction Limited (“Attachy”), whereby Attachy has agreed to procure certain goods and equipment necessary for the restart of the Bogoso Prestea Mine, up to a total value of $8.0 million. BGBPL must repay to Attachy the equipment purchase price plus a mark-up of 30% of such price. Repayment of the purchase price and mark-up amount will commence three months after an equipment purchase and will be repaid over seven equal monthly installments. On November 7, 2024, BGHL received a $345,000 advance from Attachy. On each of October 2, 2024, October 28, 2024 and November 13, 2024, BGHL’s subsidiary, BGBPL, received advances in the aggregate amount of $303,000 from Attachy. These advances are non-interest bearing and do not require collateral. The advances are due on demand and, to date, Attachy has not demanded repayment of the advances. On August 29, 2025, the Company entered into an Ordinary Share Purchase Agreement  pursuant to which the Company may sell up to $75,000,000 of newly issued Class A ordinary shares (the “VWAP Purchase Shares”) to an investor at the Company’s option, subject to certain conditions.  On November 4, 2025, the Company entered into a Loan Agreement (as amended on November 17, 2025 and December 16, 2025) with City First Capital Pty (“City First”) that provides in the aggregate a loan amount of AUD$100 million, subject to the satisfaction of certain conditions precedent, to be used for the restart the Bogoso and Prestea mine. The GAPPA and City First Loan Agreement are both available specifically for the restart of the Bogoso Prestea mine; however, both are subject to satisfying several conditions precedent, including satisfactory due diligence and resolution of the lease dispute with the Government of Ghana. Subsequent to December 31, 2025, the Company entered a $2,000,000 drawdown loan facility with Kaela Ritchie on January 10, 2026, a second $2,000,000 drawdown loan facility with Kaela Ritchie on March 26, 2026, on February 23, 2026, a Securities Purchase Agreement with Hudson Dunes for gross proceeds of $10,000,000 through a private placement of 2,500,000 Class A ordinary shares; as of the date of filing, the private placement has not closed and a third $4,000,000 drawdown loan facility with Kaela Ritchie on May 5, 2026.

The funding of Blue Gold Limited’s capital requirements will depend on many factors, including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts including growth into new business areas of gold trading and digital gold, the timing and extent of spending on the arbitration proceedings pursuant to the lease dispute with the Government of Ghana, the timing and extent of spending on shareholder litigation proceedings, the timing and extent of spending to support the restart of the Bogoso Prestea Mine, including whether the Bogoso Prestea Mine will restart at all, and further exploration activities.  To finance these opportunities and activities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through debt finance, trade finance, offtake finance and/or issuances of additional equity raises such as is available under the Ordinary Share Purchase Agreement. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern”, management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these financial statements are available to be issued and the current plans do not alleviate the substantial doubt. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.